ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 235-0134
                              www.albrightblum.com

                                 April 13, 2007


VIA EDGAR & FEDERAL EXPRESS

Maureen Bauer, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      Aftersoft Group, Inc., (the "Company")
         Registration on Form SB-2 ("SB-2")
         Amendment Number 6 to Form 8-K ("SIXTH AMENDMENT")
         Original Filing Date of Form SB-2: February 16, 2007
         Filing Date of 5th Amendment to Form 8-K: March 17, 2006
         SEC File No. SB-2: 333-125897
         SEC File No. 8-K: 0-27083

Dear Ms. Bauer:

I am in receipt of a copy of the Commission's February 22, 2007 comment letter addressed to me and a copy of the Commission's April 6, 2006 comment letter to Mr. Ian Warwick of the Company. The February 22, 2007 comment letter regarding the SB-2 indicated that no formal review of that filing would be undertaken by the Commission unless and until comments set forth in the April 6, 2006 comment letter were addressed and resolved.

Please consider this letter to be the Company's formal response to the Commission's April 6, 2006 comment letter regarding the Fifth Amendment to Form 8-K.

Once the Commission is satisfied with the Company's response and SIXTH AMENDMENT, the Company will then prepare and file its response to the Commission's comment letter regarding the SB-2.

As required, we are enclosing three (3) clean hard copies of the SIXTH AMENDMENT, with exhibits. However, due to the number of substantive changes between the SIXTH AMENDMENT and the Fifth Amendment, we have not generated a redlined copy as it would be too confusing to follow. If the Staff does not agree and requires a redlined version, please let me know and I will prepare and file them as quickly as possible.

ALBRIGHT & BLUM, P.C.

Ms. Maureen Bauer
April 13, 2007
Page 2

We will be responding to comments in the order presented and with the same item numbers.

GENERAL OVERVIEW OF THE COMPANY'S RESPONSE.

Please note that the Company's independent registered public accounting firm changed its name from "Corbin & Company, LLP" to "KMJ Corbin & Company LLP" in March 2007 (hereinafter referred to as "KMJ").

With regard to the Company's filing of the enclosed SIXTH AMENDMENT and providing responses to the Commission's April 6, 2006, comment letter, it is necessary to provide a brief history of the situation.

First of all, the genesis of this comes from the December 2005 merger between W 3 Group, Inc. and Aftersoft Group, Inc. At the time of the merger, the Company's name was W 3 Group, Inc. It was subsequently changed to Aftersoft Group, Inc. References to "Aftersoft" mean the private company merged into W 3 Group, Inc.

As mentioned in the Company's March 10, 2006 response to the Staff's comment letter of February 23, 2006, the Company was in the process of simultaneously drafting two completely different Form 8-Ks for filing with the Commission. One Form 8-K was to inform the public of the Company's change in its fiscal year end from December 31 to June 30 and the change of its name from W 3 Group, Inc. to Aftersoft. The second Form 8-K was to inform the public of the Company's acquisition of Aftersoft and to disclose required information relating to the acquisition, including audited consolidated financial statements and unaudited consolidated interim financial statements of Aftersoft. As the result of a simple miscommunication, the Company's UK office inadvertently filed both Form 8-Ks on December 30, 2005, when they were supposed to file only the first Form 8-K disclosing the change in the Company's fiscal year end and name change. As of December 30, 2005, the audit of the June 30, 2005 and 2004 consolidated financial statements of Aftersoft was still in process, as was the review of the unaudited interim consolidated financial statements as of September 30, 2005 and for the three months ended September 30, 2005 and 2004.

The Company received notification on January 2, 2006 (through an email communication dated December 30, 2005) from KMJ that KMJ had yet to complete its audit or interim review and that KMJ's report, together with the above-referenced financial statements, was filed without their knowledge and permission. After thorough investigation, the Company's Board of Directors (in the absence of an audit committee) and management concluded on January 6, 2006 that the Form 8-K had been mistakenly filed. As a result, the Company filed an Amended 8-K on January 23, 2006 disclosing its erroneous filing of the financial statements and the related report of KMJ. The reasons for this mistaken filing were not clarified until the filing of Amendment No. 5 on March 17, 2006. The Board of Directors and its advisors discussed these matters at length and in detail, and have provided KMJ with the disclosures the Company is making in the SIXTH AMENDMENT in Item 4.02. KMJ's letter dated April 12, 2007 stating their agreement with these disclosures is included in Exhibit 16.1 attached to this filing.

ALBRIGHT & BLUM, P.C.

Ms. Maureen Bauer
April 13, 2007
Page 3

This error was compounded by two other issues:

(1) In its efforts to correct its past errors, the Company exacerbated the problem by filing additional amendments (on January 23, 2006, February 15, 2006, and March 17, 2006) which contained incomplete and in-process unaudited annual statements, together with un-reviewed interim statements. These amendments included these errant financial reports because the Company believed these reports were required to be included in the filings. This belief was based, in part on advice of the Company's then legal counsel (since replaced), even after KMJ's report was issued on the final audited financial statements that were contained in the Amendments filed with the Commission on February 1, 2006 and February 15, 2006.

(2) The supplemental response dated February 15, 2006 to the Staff's previous comment letter dated February 3, 2006 was prepared by an individual at the Company who was not fully aware of the facts and circumstances surrounding the situation and that response was neither reviewed nor approved by KMJ or the Company's certifying officers prior to delivery to the Staff. As a result, the February 15, 2006 response letter from the Company contained factual inaccuracies surrounding the goodwill impairment assessment and the independence of the Company's UK statutory auditors, both of which the Company attempted to clarify in later amendments and supplemental responses.

The Company sincerely regrets these mistakes and management has taken steps to ensure these types of errors do not recur, as follows:

(1) both certifying officers to the filing will obtain the approval of KMJ to release its audit report in any future filing containing such report, or to confirm completion of the interim review with KMJ for any future filing containing unaudited interim financial statements;

(2) all comment letter responses will be reviewed and approved by both certifying officers to the related filing; and, in situations where the comment letter responses contain accounting matters, the responses will also be reviewed by KMJ; and

(3) the Company's more competent, experienced legal counsel will assist the Company in its SEC filings and will be required to review and approve all filings with the Commission and all comment letter responses to the Staff before such documents are finalized.

In response to the Fifth Amendment, the Commission issued its April 6, 2006 comment letter. Soon thereafter, the Company and its prior counsel believed that their subsequent communications with the Commission had resulted in either the Commission's acceptance or approval of the Fifth Amendment. In either event, the Company believed that no further amendment or other communication regarding the Fifth Amendment was necessary.

ALBRIGHT & BLUM, P.C.

Ms. Maureen Bauer
April 13, 2007
Page 4

To the best of the undersigned's understanding, on or about March 17, 2006, the Company filed the Fifth Amendment, together with a letter from Mr. Ian Warwick, the Company's CEO, dated March 10, 2006, in response to the Commission's prior comment letter. This is the letter described above. For the Commission's convenience, a copy of Mr. Warwick's March 10, 2006 letter to the Commission is enclosed with the original of this letter and submitted to the Commission via EDGAR as an exhibit to this letter. It is not attached to the SIXTH AMENDMENT.

Accordingly, the enclosed SIXTH AMENDMENT has been amended to contain the correct financial information. This letter responds to and attempts to resolve the Commission's open comments and to clarify the reasons for the erroneous 8-K filing on December 30, 2005.

ITEM 4.02 NON-RELIANCE ON PREVIOUSLY RELEASED FINANCIAL STATEMENTS.

Comment No. 1 As discussed above and as agreed to by KMJ in their letter to the Commission dated April 12, 2007 filed with the SIXTH AMENDMENT, the Company's financial statements were inadvertently filed prematurely and before the audit of the annual financial statements and the review of the interim statements had been completed by KMJ. This is reiterated in Item 4.02 in the SIXTH AMENDMENT.

As noted above, the previous supplemental response relating to "the independence issue" was incorrect. Supplementally we provide you with the facts surrounding "the independence issue" (as the Company previously disclosed to you in its March 10, 2006 letter):

In connection with the June 30, 2005 and 2004 audits, Aftersoft initially retained specialists in the UK to assist it in its obligation under accounting principles generally accepted in the United States ("US GAAP") to determine the appropriate allocation of purchase price in accordance with SFAS No. 141 for its fiscal 2003 acquisition of MAM Software Ltd. and any goodwill impairment related to the MAM Software subsidiary at June 30, 2003, 2004 and 2005 in accordance with SFAS No. 142. The specialists initially retained were from Hart Shaw LLP ("Hart Shaw"), the accounting firm used by Aftersoft to audit the UK statutory accounts for its MAM Software subsidiary, and used by KMJ to perform certain audit procedures on a portion of the Aftersoft audit. Upon learning of these facts, KMJ indicated that this work needed to be performed by qualified individuals not associated with the Aftersoft audit; as a result, Aftersoft retained other independent specialists acceptable to KMJ to perform the requested work. Although this circumstance led to a delay in Aftersoft's process of closing its books for the years under audit, it was not the cause of the December 30, 2005 premature filing of the Form 8-K. Please see the attached supplemental letter from KMJ dated April 13, 2007 confirming these facts.

As a result, the Company has not added any disclosure relating to "the independence issue" in its SIXTH AMENDMENT.

ALBRIGHT & BLUM, P.C.

Ms. Maureen Bauer
April 13, 2007
Page 5

FORM 10-SB

COMMENT NO. 2. As described above, the errors and inconsistencies in the Company's financial statements included in prior filings were made in error. The Company did not restate its final June 30, 2005 and 2004 audited statements or its final September 30, 2005 and 2004 unaudited interim statements, which were contained in Amendments No. 2 (filed February 1, 2006) and 4 (filed February 15,
2006). These final audited year-end statements and unaudited interim statements are re-filed in the SIXTH AMENDMENT to respond to the Staff's comments. Please see the attached supplemental letter from KMJ dated April 13, 2007 confirming these facts.

COMMENT NO. 3. KMJ did not rely on the work of another auditor with respect to the audit of the MAM Software subsidiary - this language was only contained in the report filed in error on December 30, 2005. Please note in the report on the final audited statements contained in Amendments No. 2 (filed February 1, 2006) and 4 (filed February 15, 2006) that no such language has been included in KMJ's report. The report language in the erroneous December 30, 2005 filing had been prepared by the Company for illustration purposes only as it was drafting the filing; it was never the intent of KMJ to rely on this work. Please see the attached supplemental letter from KMJ dated April 13, 2007 confirming these facts.

COMMENTS NO. 4 AND 5. The phrase "prepare the UK statutory accounts" refers to performing an independent audit of the financial statements of MAM Software in accordance with UK auditing standards. Under UK auditing standards, the Company determined that Hart Shaw is independent of MAM Software for purposes of conducting its separate audits of MAM Software. Specifically, Hart Shaw prepares UK statutory financial statements and footnote disclosures in the course of its audits from the accounts that are prepared, analyzed and maintained by the Company with very minor audit adjustments; such financial statements and footnotes are reviewed and approved by competent, experienced members of MAM Software management before such audits are completed and the appropriate independent auditors' reports are issued. In connection with the PCAOB audits of Aftersoft performed by KMJ, for the periods presented that KMJ used staff of Hart Shaw to perform certain PCAOB audit procedures as part of the consolidated Company audit, Hart Shaw did not prepare any financial statements or footnotes used in the US GAAP consolidation process, nor was Hart Shaw's independence impaired in any other way. Please see the attached supplemental letter from KMJ dated April 13, 2007 confirming KMJ's belief that Hart Shaw is independent of Aftersoft in accordance with PCAOB standards. As a result, the Company supplementally confirms that it continues to retain Hart Shaw as its UK statutory auditor for MAM Software.

                                        Sincerely,

                                        /s/ L. Stephen Albright
                                        --------------------------
                                        L. STEPHEN ALBRIGHT


enclosures
c: Mr. Ian Warwick @ Aftersoft Group, Inc. w/encls
   Mr. Linden Boyne @ Aftersoft Group, Inc. w/encls

AFTERSOFT GROUP, INC
SAVANNAH HOUSE, 11 CHARLES II STREET, 5TH FLOOR
LONDON SW1Y 4QU

March 10, 2006


Ms. Maureen Bauer
Securities and Exchange Commission,
Division of Corporation Finance
Office of Emerging Growth Companies
450 Fifth Street, NW,
Washington, DC  20549


RE:      W3 GROUP, INC.
         AMENDMENTS 3 AND 4 TO ITEM 4.02 FORM 8-K
         FILED FEBRUARY 15, 2006
         FILE NO 0-27083


DEAR MS. BAUER,

COMMENTS 1, 2, 3 AND 6:

We intend to re-file the Form 8-K to state the following in clarification relating to your comments:

"ITEM 4.02 NON-RELIANCE ON PREVIOUSLY RELEASED FINANCIAL STATEMENTS OR A RELATED AUDIT REPORT OR COMPLETED INTERIM REVIEW.

The Company filed a Form 8-K on December 30, 2005 relating to events occurring on December 21, 2005. The filing contained the following report and financial statements in error:

         o The June 30, 2005 and 2004 consolidated balance sheets and the consolidated statements of income, stockholders' equity and cash flows for the years then ended of Aftersoft Group, Inc., along with accompanying notes to the consolidated financial statements;

         o The Report of Independent Registered Accounting Firm of Corbin & Company, LLP on the June 30, 2005 and 2004 financial statements mentioned above; and

         o The unaudited interim consolidated balance sheet as of September 30, 2005 and the unaudited interim consolidated statements of operations and cash flows for the three months ended September 30, 2005 and 2004, along with the accompanying notes to the consolidated financial statements.

In December, 2005, the Company was in the process of drafting two completely different 8-K filings at the same time: one was to inform the public of the Company's change in its fiscal year end from December 31 to June 30; the other was to inform the public of the Company's acquisition of Aftersoft Group, Inc. and to present the required information relating to the acquisition. Due to a simple miscommunication, the Company's UK office inadvertently filed both 8-Ks on December 30, 2005, when they were only supposed to file the first 8-K dealing with the change in the Company's fiscal year end. As of December 30, 2005, the audit of the June 30, 2005 and 2004 consolidated financial statements of Aftersoft Group, Inc. was still in process, as was the review of the unaudited interim consolidated financial statements as of September 30, 2005 and for the three months ended September 30, 2005 and 2004. The Company received notification on January 2, 2006 (through an email communication dated December 30, 2005) by Aftersoft Group's independent registered public accounting firm that they had not completed their audit or interim review and that their report and the above-referenced financial statements were filed without their knowledge and permission. After thorough investigation, the board of directors (in the absence of an audit committee) and management of the Company concluded on January 6, 2006 that the Form 8-K had been mistakenly filed. The Board of Directors and its advisors discussed the matters disclosed in this filing with its independent registered public accounting firm at length and in detail, and have provided them with the disclosures we are making here in response to Item 4.02. Their letter stating their agreement with these statements is included in Exhibit ___ attached to this filing. We sincerely regret this mistake and we have taken steps to ensure this type of error does not recur by requiring both certifying officers to the filing to obtain the approval of the independent registered public accounting firm to release its audit report in any future filing containing such report, or to confirm completion of the interim review with the independent registered public accounting firm for any future filing containing unaudited interim financial statements. The above mentioned report and financial statements were completed and filed in a Form 8-KA dated February 1, 2005."

COMMENTS 4 AND 5:

As noted above, we have modified Item 4.02 above to delete the statements relating to "misunderstanding about the approval from the independent accountants relating to the goodwill valuation and impairment of the acquiree companies in the merger" and "it was not appreciated by the Board of Directors that the PCAOB auditor retained to value the goodwill and undertake the impairment review of Aftersoft Group assets in the UK was considered conflicted," since these statements did not directly relate the mistaken Form 8-K filing that occurred on December 30, 2005.

In connection with the June 30, 2005 and 2004 audits, Aftersoft Group initially retained specialists in the UK to assist it in its obligation under U.S. generally accepted accounting standards to determine the appropriate allocation of purchase price in accordance with SFAS No. 141 for its fiscal 2003 acquisition of MAM Software Ltd. and any goodwill impairment related to the MAM Software subsidiary at June 30, 2003, 2004 and 2005 in accordance with SFAS No.
142. The specialists initially retained were from Hart Shaw LLP, the accounting firm used by Aftersoft Group to audit the UK statutory accounts for its MAM Software subsidiary, and used by Aftersoft Group's independent registered public accounting firm to perform a portion of the Aftersoft Group audit. Aftersoft Group's independent registered public accounting firm indicated that this work needed to be performed by qualified individuals not involved in the Aftersoft Group audit; as a result, Aftersoft Group retained other specialists to complete the requested work which were acceptable to the independent registered public accounting firm. As mentioned above, although this circumstance led to a delay in Aftersoft Group's process of closing its books for the years under audit, it was not the cause of the December 30, 2005 filing of the Form 8-K and thus has been deleted from the amended Form 8-K filing. .

COMMENT 7

We have provided our independent registered public accounting firm, Corbin & Co LLP, with a copy of the amendment to the Form8-K that we propose to file and have asked them to furnish us with a letter stating whether it agrees with the statements made therein. We confirm that we will file this letter as an exhibit to our amended Form 8-K.

COMMENT 8

The certifying officers are charged with the responsibility of confirming with our independent registered public accounting firm that they have approved the issuance of their report (in the case of audited financial statements) or the completion of their interim review procedures (in the case of interim unaudited financial statements) for each filing containing (or incorporating by reference) audited annual financial statements or unaudited interim financial statements prior to actually filing the report with the SEC.

COMMENT 9

We note your comment and will file Item 2.01(f) in the body of the filing prior to the signature page.

COMMENT 10

Your comment is noted and we have used the instructions provided to make the name change effective.

COMMENT 11

We confirm that the company has adopted June 30 as its year end and will be filing a Form 10-KSB based on that year end.

COMMENT 12

Following the misfiling of the Form 8-K the certifying officers have carried out a comprehensive review of the Company's disclosures controls and procedures as a result of this inadvertent filing error. As noted above, we are satisfied that we have addressed this issue and have a more robust procedure in place. This review took place before the Form 10-QSB for December 31, 2005 was filed on February 21, 2006.



Yours sincerely,


/s/ Ian Warwick
-----------------------
Ian Warwick
CEO


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